FINANCIAL INSTRUMENTS - Schedule of Valuation Hierarchy for Financial Assets (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	£ 10,533	£ 10,746	£ 9,775
Loans and advances to customers and reverse repurchase agreements	499,788	498,843
Debt securities	6,835	5,405
Level 1
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
Loans and advances to customers and reverse repurchase agreements	0	0
Debt securities	0	0
Level 1 | POCI
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Level 1 | Reverse repurchase agreements included in above amounts:
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
Loans and advances to customers and reverse repurchase agreements	0	0
Level 2
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	3,532	2,686
Loans and advances to customers and reverse repurchase agreements	51,221	58,643
Debt securities	6,739	5,387
Level 2 | POCI
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Level 2 | Reverse repurchase agreements included in above amounts:
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	3,532	2,686
Loans and advances to customers and reverse repurchase agreements	51,221	58,643
Level 3
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	6,997	8,059
Loans and advances to customers and reverse repurchase agreements	451,772	439,612
Debt securities	137	11
Level 3 | POCI
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	10,767	12,250
Level 3 | Reverse repurchase agreements included in above amounts:
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
Loans and advances to customers and reverse repurchase agreements	0	0
Carrying value
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	10,533	10,746
Loans and advances to customers and reverse repurchase agreements	499,788	498,843
Debt securities	6,835	5,405
Carrying value | POCI
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	10,767	12,250
Carrying value | Reverse repurchase agreements included in above amounts:
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	3,532	2,686
Loans and advances to customers and reverse repurchase agreements	51,221	58,643
Fair value
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	10,529	10,745
Loans and advances to customers and reverse repurchase agreements	502,993	498,255
Debt securities	6,876	5,398
Fair value | POCI
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	10,767	12,250
Fair value | Reverse repurchase agreements included in above amounts:
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	3,532	2,686
Loans and advances to customers and reverse repurchase agreements	51,221	58,643
Stage 1 | Level 1
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | Level 2
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	51,221	58,643
Stage 1 | Level 3
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	401,537	372,752
Stage 1 | Carrying value
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	450,342	432,571
Stage 1 | Fair value
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	452,758	431,395
Stage 2 | Level 1
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | Level 2
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | Level 3
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	34,617	50,198
Stage 2 | Carrying value
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	33,817	49,514
Stage 2 | Fair value
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	34,617	50,198
Stage 3 | Level 1
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | Level 2
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | Level 3
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	4,851	4,412
Stage 3 | Carrying value
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	4,862	4,508
Stage 3 | Fair value
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	£ 4,851	£ 4,412